2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accumulated deficit	$ (10,076,420)		$ (10,076,420)		$ (7,298,902)	$ (2,697,399)
Depreciation expense					2,818	682
Advertising Costs					$ 25,068	$ 51,497
Stock Options [Member]
Anti dilutive share excluded from earnings	6,754,620	8,921,400	6,754,620	8,921,400	5,741,400	7,708,400
Warrant [Member]
Anti dilutive share excluded from earnings	12,391,669	1,898,400	12,391,669	1,898,400	11,974,999	645,000